Leases (Details) - Dec. 31, 2024	USD ($)	CNY (¥)
Leases [Abstract]
2025	$ 218,378	¥ 1,569,786
2026	148,042	1,064,188
2027
2028
2029
Total lease payments	366,420	2,633,974
Less: Interest	(21,080)	(151,530)
Present value of lease liabilities	345,340	2,482,444
2025	191,753	1,378,402
2026	135,101	971,161
Total	$ 326,854	¥ 2,349,563